Insurance (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Insurance
Payable to OMH	$ 662	$ 217	$ 172
Insurance claims and policyholder liabilities	747	229
unearned premium and claim reserves and liability of benefit reserves	1,409	446
Insurance claims and policyholder liabilities assumed from other insurers	346	58
Current tax receivable	107	22
Non Financial Guarantee Insurance Segment
Insurance
Unearned premiums	91	0
Benefit reserves	388	75
Claim reserves	67	42
Insurance claims and policyholder liabilities	546	117
Non-affiliated insurance companies
Insurance
Insurance claims and policyholder liabilities assumed from other insurers	346	15
Current tax receivable	107	22
Non-affiliated insurance companies | OneMain
Insurance
Current tax receivable	85
Affiliated insurance companies
Insurance
Insurance claims and policyholder liabilities assumed from other insurers	0	43
Payable to OMH | Financial Guarantee Insurance Product Line
Insurance
Unearned premiums	574	194
Claim reserves	88	23
Payable to OMH	662	217
Third-Party Beneficiaries | Financial Guarantee Insurance Product Line
Insurance
Unearned premiums	66	0
Benefit reserves	113	107
Claim reserves	22	5
Insurance claims and policyholder liabilities	$ 201	$ 112